SHAREHOLDER SERVICES
                                                              UC Investment Fund
                                                                  P.O. Box 46707
                                                     Cincinnati, Ohio 45246-0707
                                                                     877-UCFUNDS

UC INVESTMENT FUND



October 4, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      UC Investment Trust
                  File Nos. 333-47987

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to UC Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,


/s/ John F. Splain
John F. Splain
Secretary







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